Revenue - Schedule of Changes in Contract Assets (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Revenue [Abstract]
Revenue recognised during the year	$ 313
Invoices raised during the year	(206)
Translation exchange difference	(15)
Balance at the end of the year	$ 313